UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                    --------------

                              Phoenix-Seneca Funds
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              909 Montgomery Street
                             San Francisco, CA 94113
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


               Kevin J. Carr, Esq.                   John R. Flores, Esq.
Vice President, Chief Legal Officer, Counsel            Vice President
          and Secretary for Registrant             Litigation/Employment Counsel
         Phoenix Life Insurance Company         Phoenix Life Insurance Company
                One American Row                       One American Row
               Hartford, CT 06102                     Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: September 30
                                              -------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    Semiannual Report

|>  MARCH 31, 2005

Phoenix-Seneca Bond Fund

Phoenix-Seneca Equity Income Fund

Phoenix-Seneca Mid-Cap "EDGE"SM Fund


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

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix-Seneca Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix-Seneca Funds for the six months ended March 31, 2005.

      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration became evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your allocation in the Phoenix-Seneca Funds may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/  PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

APRIL 2005



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

      The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................... 3

Phoenix-Seneca Bond Fund ..................................................... 4

Phoenix-Seneca Equity Income Fund ............................................13

Phoenix-Seneca Mid-Cap "EDGE"SM Fund .........................................20

Notes to Financial Statements ................................................27

Board Approval of Investment Advisory and Subadvisory Contracts ..............31

Fund Management Tables .......................................................33

GLOSSARY

CONSUMER PRICE INDEX (CPI)
Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)
U.S. Treasury bonds and notes whose value is adjusted according to changes to the inflation rate every six months, as measured by the consumer price index. As inflation occurs, the value of TIPS increases.

PHOENIX-SENECA BOND FUND


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                                 Beginning           Ending       Expenses Paid
     Bond Fund                 Account Value     Account Value       During
      Class X               September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,003.92         $4.39
Hypothetical (5% return
  before expenses)                 1,000.00          1,020.50          4.43

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.88%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
     Bond Fund                 Account Value     Account Value       During
      Class A               September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,002.36         $5.74
Hypothetical (5% return
  before expenses)                 1,000.00          1,019.13          5.81

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
     Bond Fund                 Account Value     Account Value       During
      Class B               September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00          $ 998.37         $9.47
Hypothetical (5% return
  before expenses)                 1,000.00          1,015.34          9.59

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.90%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
     Bond Fund                 Account Value     Account Value       During
      Class C               September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $  998.37         $9.47
Hypothetical (5% return
  before expenses)                 1,000.00          1,015.34          9.59

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Seneca Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                Corporate Bonds                              29%
                Agency Mortgage-Backed Securities            21
                Non-Agency Mortgage-Backed Securities        11
                U.S. Government Securities                   11
                Foreign Corporate Bonds                       6
                Foreign Government Securities                 2
                Other                                        23


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
U.S. GOVERNMENT SECURITIES--13.5%

U.S. TREASURY BONDS--2.2%
U.S. Treasury Bond 5.375%, 2/15/31 ...................   $1,510   $ 1,645,723

U.S. TREASURY NOTES--11.3%
U.S. Treasury Note 2.50%, 9/30/06 ....................    2,080     2,044,714
U.S. Treasury Note 5%, 2/15/11 .......................    1,350     1,402,155

U.S. Treasury Inflationary Note 3%,
7/15/12(d) ...........................................    1,000     1,167,231

U.S. Treasury Note 4%, 11/15/12 ......................    2,615     2,552,894
U.S. Treasury Note 4.75%, 5/15/14 ....................    1,150     1,171,562
                                                                  -----------
                                                                    8,338,556
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $9,931,989)                                        9,984,279
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--25.1%

FHLMC 5.50%, '17-'22(f) ..............................    2,815     2,835,241
FHLMC 5%, 3/15/19(f) .................................      455       448,300
FHLMC 7%, 1/1/33 .....................................      582       613,404
FHLMC 3.536%, 2/1/34(e) ..............................      647       646,143
FNMA 3.206%, 9/1/33(e) ...............................      476       474,315
FNMA 3.469%, 11/1/33(e) ..............................      685       684,954
FNMA 3.478%, 12/1/33(e) ..............................      483       481,578
FNMA 3.582%, 4/1/34(e) ...............................      376       372,438
FNMA 4.50%, 4/25/34(g) ...............................    2,790     2,647,012
FNMA 4.50%, 1/1/35(g) ................................      577       547,681
FNMA 5%, 4/25/35(g) ..................................    4,460     4,359,650
FNMA 5%, 5/1/35(g) ...................................    4,500     4,386,094

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,591,190)                                      18,496,810
-----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.0%

Banc of America Commercial Mortgage, Inc.
00-1, A1A 7.109%, 11/15/31 ...........................   $  395   $   414,357

Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB3 8%, 8/25/34 ............................      603       623,009

CS First Boston Mortgage Securities Corp.
03-23, 5A1 7%, 12/25/33 ..............................      309       319,774

Master Asset Securitization Trust Alternative
Loans Trust 03-7, 5A1 6.25%, 11/25/33 ................      484       496,622

Master Asset Securitization Trust Alternative
Loans Trust 04-1, 3A1 7%, 1/25/34 ....................      465       470,726

Master Asset Securitization Trust Alternative
Loans Trust 04-3, 6A1 6.50%, 4/25/34 .................    1,037     1,048,849

Master Asset Securitization Trust Alternative
Loans Trust 04-5, 6A1 7%, 6/25/34 ....................      392       397,809

Master Asset Securitization Trust Alternative
Loans Trust 04-6, 6A1 6.50%, 7/25/34 .................    1,400     1,431,374

Morgan Stanley Mortgage Loan Trust 04-3,
3A 6%, 4/25/34 .......................................    1,334     1,353,634

Residential Asset Mortgage Products, Inc.
04-Sl32, A3 8.50%, 12/25/31 ..........................      744       787,544

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,434,449)                                        7,343,698
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
FOREIGN GOVERNMENT SECURITIES--2.8%

MEXICO--0.3%
United Mexican States 6.75%, 9/27/34 .................   $  185   $   180,560

POLAND--0.4%
Republic of Poland 5.25%, 1/15/14 ....................      305       309,880

SWEDEN--2.1%
Swedish Export Credit Corp. 0%, 6/5/07 ...............    1,690     1,577,258
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,174,634)                                        2,067,698
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--6.7%

BERMUDA--0.3%
Endurance Specialty Holdings Ltd. 7%, 7/15/34 ........      175       188,230

CANADA--2.8%
Cascades, Inc. 7.25%, 2/15/13 ........................      361       371,830
Corus Entertainment, Inc. 8.75%, 3/1/12 ..............       82        88,355
Intrawest Corp. 7.50%, 10/15/13 ......................      385       387,887

Norske Skog Canada Ltd. Series D 8.625%,
6/15/11 ..............................................      180       187,200

Tembec Industries, Inc. 8.50%, 2/1/11 ................      375       357,188
TransCanada Pipelines Ltd. 4%, 6/15/13 ...............      470       437,907
Videotron Ltd. 6.875%, 1/15/14 .......................      205       207,050
                                                                  -----------
                                                                    2,037,417
                                                                  -----------
FRANCE--0.6%
Crown European Holdings SA 9.50%, 3/1/11 .............      365       402,413

HONG KONG--0.5%
Hutchison Whampoa International Ltd.
144A 7.45%, 11/24/33(b) ..............................      355       390,811

ITALY--0.5%
Telecom Italia Capital SA 144A 6%, 9/30/34(b) ........      415       401,858

NETHERLANDS--0.3%
ABN AMRO Bank NV 4.65%, 6/4/18 .......................      240       224,863

UNITED KINGDOM--0.8%
BP Capital Markets plc 2.625%, 3/15/07(f) ............      200       195,220
British Sky Broadcasting Group plc 8.20%, 7/15/09 ....       30        33,830
Scottish Power plc 5.375%, 3/15/15 ...................      370       369,113
                                                                  -----------
                                                                      598,163
                                                                  -----------
UNITED STATES--0.9%
Tyco International Group SA 6.375%, 10/15/11 .........      395       422,246

Tyco International Group SA Participation
Certificate Trust 144A 4.436%, 6/15/07(b) ............      260       260,086
                                                                  -----------
                                                                      682,332
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,982,109)                                        4,926,087
-----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
DOMESTIC CORPORATE BONDS--34.5%

AEROSPACE & DEFENSE--0.5%
Boeing Capital Corp. 6.10%, 3/1/11(f) ................   $  175   $   186,231
Goodrich Corp. 7.625%, 12/15/12 ......................      138       160,117
                                                                  -----------
                                                                      346,348
                                                                  -----------
AGRICULTURAL PRODUCTS--0.5%
United Agriculture Products 8.25%, 12/15/11 ..........      355       370,975

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA Holdings 2.94%, 9/10/07(e)(f) .....      210       210,251
Ford Motor Co. 6.625%, 10/1/28(f) ....................      260       218,089
                                                                  -----------
                                                                      428,340
                                                                  -----------
BIOTECHNOLOGY--0.4%
Amgen, Inc. 144A 4.85%, 11/18/14(b) ..................      305       299,470

BROADCASTING & CABLE TV--3.6%
Clear Channel Communications, Inc. 5.50%, 9/15/14 ....      385       367,628
Cox Communications, Inc. 6.75%, 3/15/11 ..............        5         5,330
CSC Holdings, Inc. 10.50%, 5/15/16 ...................      555       613,275
CSC Holdings, Inc. 144A 6.75%, 4/15/12(b) ............      185       184,537
Echostar DBS Corp. 5.75%, 10/1/08(f) .................      360       356,400
Echostar DBS Corp. 9.125%, 1/15/09(f) ................      625       670,313
Lenfest Communications, Inc. 10.50%, 6/15/06 .........      231       246,015
Liberty Media Corp. 5.70%, 5/15/13 ...................      215       202,966
                                                                  -----------
                                                                    2,646,464
                                                                  -----------
BUILDING PRODUCTS--0.5%
American Standard, Inc. 7.625%, 2/15/10 ..............      328       365,310

CASINOS & GAMING--0.5%
Caesars Entertainment, Inc. 7.875%, 12/15/05 .........      360       368,550

CONSUMER FINANCE--2.2%
American General Finance Corp. 4%, 3/15/11(f) ........      410       389,469
Caterpillar Finance Service Corp. 4.35%, 3/4/09 ......      380       375,112
General Electric Capital Corp. 4.875%, 3/4/15 ........      380       371,437
General Motors Acceptance Corp. 8%, 11/1/31(f) .......      185       161,106
Hertz Corp. 6.35%, 6/15/10(f) ........................      340       326,698
                                                                  -----------
                                                                    1,623,822
                                                                  -----------
DIVERSIFIED BANKS--0.8%
HSBC Bank USA 5.875%, 11/1/34(f) .....................      370       372,436
Wachovia Corp. 4.875%, 2/15/14 .......................      240       234,170
                                                                  -----------
                                                                      606,606
                                                                  -----------
DIVERSIFIED CHEMICALS--0.3%
Du Pont (E.I.) de Nemours & Co. 4.125%, 4/30/10(f) ...      250       244,393

ELECTRIC UTILITIES--1.4%
Carolina Power & Light 5.70%, 4/1/35 .................      125       123,828
FirstEnergy Corp. Series B 6.45%, 11/15/11(f) ........      360       380,327
Pacific Gas & Electric Co. 4.20%, 3/1/11 .............      130       125,255
Reliant Energy, Inc. 9.25%, 7/15/10 ..................      100       107,500
Reliant Energy, Inc. 9.50%, 7/15/13 ..................       95       103,788


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
Southern California Edison Co. 8%, 2/15/07(f) ........   $  108   $   114,999
Southern California Edison Co. 5.55%, 1/15/36 ........       75        73,093
                                                                  -----------
                                                                    1,028,790
                                                                  -----------
FOOD RETAIL--0.3%
Albertson's, Inc. 7.45%, 8/1/29 ......................      165       182,705

HEALTH CARE DISTRIBUTORS--1.0%
Cardinal Healthcare, Inc. 6.75%, 2/15/11 .............      365       393,401
Owens & Minor, Inc. 8.50%, 7/15/11 ...................      300       321,000
                                                                  -----------
                                                                      714,401
                                                                  -----------
HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 8%, 9/1/13 .....      155       169,337

HEALTH CARE FACILITIES--0.4%
HCA, Inc. 5.75%, 3/15/14(f) ..........................      290       278,256
HCA, Inc. 6.375%, 1/15/15 ............................       45        44,894
                                                                  -----------
                                                                      323,150
                                                                  -----------
HEALTH CARE SERVICES--1.3%
Fresenius Medical Capital Trust II 7.875%, 2/1/08 ....      335       352,169
Omnicare, Inc. Series B 8.125%, 3/15/11(f) ...........      580       613,350
                                                                  -----------
                                                                      965,519
                                                                  -----------
HOMEBUILDING--3.6%
D.R. Horton, Inc. 7.50%, 12/1/07 .....................      234       247,282
D.R. Horton, Inc. 5.625%, 9/15/14(f) .................      395       376,956

K. Hovnanian Enterprises, Inc. 144A 6.25%,
1/15/15(b)(f) ........................................      415       399,258

Meritage Homes Corp. 144A 6.25%, 3/15/15(b) ..........      435       411,075
NVR, Inc. 5%, 6/15/10(f) .............................      589       581,637
Toll Corp. 8%, 5/1/09 ................................      350       357,000
Toll Corp. 8.25%, 12/1/11 ............................      290       312,475
                                                                  -----------
                                                                    2,685,683
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.8%
Hilton Hotels Corp. 7.625%, 12/1/12(f) ...............      344       393,315
Royal Caribbean Cruises Ltd. 8%, 5/15/10 .............       30        33,112
Royal Caribbean Cruises Ltd. 8.75%, 2/2/11(f) ........      130       148,363
Royal Caribbean Cruises Ltd. 7.25%, 3/15/18 ..........       22        23,430
                                                                  -----------
                                                                      598,220
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.3%
American Greetings Corp. 6.10%, 8/1/28(f) ............      229       239,877

INTEGRATED OIL & GAS--0.8%
ConocoPhillips 5.90%, 10/15/32(f) ....................      585       615,409

INTEGRATED TELECOMMUNICATION SERVICES--2.2%
Cincinnati Bell, Inc. 7.25%, 7/15/13(f) ..............      170       170,000


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
Sprint Capital Corp. 8.75%, 3/15/32 ..................   $  540   $   700,575
Verizon Global Funding Corp. 7.75%, 12/1/30 ..........      605       731,202
                                                                  -----------
                                                                    1,601,777
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.2%
Goldman Sachs Group, Inc. 5.25%, 10/15/13 ............      375       372,525
Lehman Brothers Holdings, Inc. 8.25%, 6/15/07 ........        5         5,416
Merrill Lynch & Co. 4.25%, 2/8/10 ....................      440       428,301
Morgan Stanley 6.75%, 4/15/11 ........................       40        43,597
                                                                  -----------
                                                                      849,839
                                                                  -----------
LIFE & HEALTH INSURANCE--1.6%
Protective Life Secured Trust 2.72%, 1/14/08(e) ......      260       259,866
Protective Life Secured Trust 4%, 4/1/11(f) ..........      930       887,912
                                                                  -----------
                                                                    1,147,778
                                                                  -----------
MANAGED HEALTH CARE--0.3%
UnitedHealth Group, Inc. 3.30%, 1/30/08 ..............      190       184,344

METAL & GLASS CONTAINERS--1.1%
Ball Corp. 6.875%, 12/15/12(f) .......................      306       317,092

Owens-Brockway Glass Container, Inc. 8.875%,
2/15/09 ..............................................      298       319,605

Owens-Illinois, Inc. 7.15%, 5/15/05(f) ...............      150       150,375
                                                                  -----------
                                                                      787,072
                                                                  -----------
MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc. 9.125%, 1/15/13 ....................      150       185,342

MULTI-LINE INSURANCE--0.5%
Loews Corp. 6%, 2/1/35(f) ............................      380       371,195

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Pioneer Natural Resource Co. 5.875%, 7/15/16 .........      350       357,933

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
Kinder Morgan Energy Partners 7.30%, 8/15/33(f) ......      195       224,029

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Citigroup, Inc. 5%, 9/15/14 ..........................      230       225,808

PACKAGED FOODS & MEATS--1.3%
Dean Foods Co. 8.15%, 8/1/07(f) ......................      443       469,580
Kraft Foods, Inc. 5.625%, 11/1/11(f) .................      445       461,735
                                                                  -----------
                                                                      931,315
                                                                  -----------
PAPER PRODUCTS--0.6%
Bowater, Inc. 9%, 8/1/09 .............................      435       469,800

PHARMACEUTICALS--0.5%
Merck & Co., Inc. 4.75%, 3/1/15 ......................      160       154,278
Wyeth 5.50%, 2/1/14 ..................................      225       228,753
                                                                  -----------
                                                                      383,031
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
PROPERTY & CASUALTY INSURANCE--0.7%
Fund American Cos., Inc. 5.875%, 5/15/13(f) ..........   $  515   $   522,884

PUBLISHING & PRINTING--0.6%
News America, Inc. 144A 6.20%, 12/15/34(b) ...........      425       420,226

REGIONAL BANKS--0.5%
Colonial Bank 9.375%, 6/1/11 .........................      338       391,450

REITS--0.3%
Archstone-Smith Trust 7.90%, 2/15/16(f) ..............      191       218,951

RESTAURANTS--0.2%
Yum! Brands, Inc. 7.70%, 7/1/12 ......................      153       177,887

THRIFTS & MORTGAGE FINANCE--1.0%
Sovereign Bank Class A-1, 144A 10.20%, 6/30/05(b) ....      725       730,842

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Nextel Communications, Inc. 6.875%, 10/31/13(f) ......      375       392,813
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $25,303,560)                                      25,397,685
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--92.6%
(IDENTIFIED COST $68,417,931)                                      68,216,257
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--26.9%

FEDERAL AGENCY SECURITIES--24.7%
FHLB 2.40%, 4/1/05 ...................................   18,200    18,200,000

REPURCHASE AGREEMENTS--2.2%
State Street Bank & Trust Co.
repurchase agreement,
1.10% dated 3/31/05, due 4/1/05,
repurchase price $1,655,051,
collateralized by U.S. Treasury Bond
6%, 2/15/26 market value $1,691,344 ..................    1,655     1,655,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $19,855,000)                                      19,855,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--119.5%
(IDENTIFIED COST $88,272,931)                                      88,071,257(a)

Other assets and liabilities, net--(19.5)%                        (14,397,940)
                                                                  -----------
NET ASSETS--100.0%                                                $73,673,317
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $626,171 and gross depreciation of $924,392 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $88,369,478.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $3,498,163 or 4.7% of net assets.
(c) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2J "Foreign security country determination" in the Notes to Financial Statements.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) All or a portion segregated as collateral for a when-issued security.
(g) When-issued security.


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $88,272,931)                                    $88,071,257
Cash                                                                    185,078
Receivables
   Investment securities sold                                         4,988,573
   Interest                                                             653,310
   Fund shares sold                                                      52,284
Prepaid expenses                                                         25,083
                                                                    -----------
     Total assets                                                    93,975,585
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                   18,533,715
   Fund shares repurchased                                            1,663,832
   Investment advisory fee                                               19,861
   Transfer agent fee                                                    18,033
   Distribution and service fees                                         14,389
   Financial agent fee                                                    6,750
   Trustees' fee                                                          5,824
Accrued expenses                                                         39,864
                                                                    -----------
     Total liabilities                                               20,302,268
                                                                    -----------
NET ASSETS                                                          $73,673,317
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $73,188,239
Distributions in excess of net investment income                       (126,447)
Accumulated net realized gain                                           813,199
Net unrealized depreciation                                            (201,674)
                                                                    -----------
NET ASSETS                                                          $73,673,317
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $35,767,258)                   3,400,108
Net asset value and offering price per share                             $10.52

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $28,113,556)                   2,696,637
Net asset value per share                                                $10.43
Offering price per share $10.43/(1-4.75%)                                $10.95

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $7,157,756)                      699,215
Net asset value and offering price per share                             $10.24

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,634,747)                      256,867
Net asset value and offering price per share                             $10.26


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 1,670,455
                                                                    -----------
     Total investment income                                          1,670,455
                                                                    -----------
EXPENSES
Investment advisory fee                                                 196,245
Service fees, Class A                                                    35,856
Distribution and service fees, Class B                                   36,511
Distribution and service fees, Class C                                   16,623
Financial agent fee                                                      38,392
Transfer agent                                                           46,643
Registration                                                             22,643
Professional                                                             20,985
Trustees                                                                 16,174
Custodian                                                                13,019
Printing                                                                 10,508
Miscellaneous                                                            18,326
                                                                    -----------
     Total expenses                                                     471,925
     Less expenses reimbursed by investment adviser                     (33,911)
     Custodian fees paid indirectly                                         (37)
                                                                    -----------
     Net expenses                                                       437,977
                                                                    -----------
NET INVESTMENT INCOME                                                 1,232,478
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        813,304
Net change in unrealized appreciation (depreciation)
   on investments                                                    (1,788,342)
                                                                    -----------
NET LOSS ON INVESTMENTS                                                (975,038)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   257,440
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    Six Months
                                                                                                      Ended
                                                                                                  March 31, 2005      Year Ended
                                                                                                    (Unaudited)   September 30, 2004
                                                                                                  --------------  ------------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $ 1,232,478      $ 2,619,169
   Net realized gain (loss)                                                                             813,304          707,999
   Net change in unrealized appreciation (depreciation)                                              (1,788,342)         (42,179)
                                                                                                    -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          257,440        3,284,989
                                                                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                      (728,076)      (1,620,719)
   Net investment income, Class A                                                                      (488,810)      (1,010,005)
   Net investment income, Class B                                                                       (97,635)        (289,090)
   Net investment income, Class C                                                                       (44,404)        (131,208)
   Net realized short-term gains, Class X                                                                (7,465)        (252,338)
   Net realized short-term gains, Class A                                                                (5,161)        (167,247)
   Net realized short-term gains, Class B                                                                (1,401)         (57,571)
   Net realized short-term gains, Class C                                                                  (636)         (27,108)
   Net realized long-term gains, Class X                                                               (199,697)              --
   Net realized long-term gains, Class A                                                               (138,063)              --
   Net realized long-term gains, Class B                                                                (37,483)              --
   Net realized long-term gains, Class C                                                                (17,018)              --
                                                                                                    -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (1,765,849)      (3,555,286)
                                                                                                    -----------      -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (227,608 and 1,059,886 shares, respectively)                         2,433,468       11,303,257
   Net asset value of shares issued from reinvestment of distributions
     (79,283 and 156,652 shares, respectively)                                                          846,975        1,673,558
   Cost of shares repurchased (585,965 and 874,764 shares, respectively)                             (6,227,359)      (9,365,661)
                                                                                                    -----------      -----------
Total                                                                                                (2,946,916)       3,611,154
                                                                                                    -----------      -----------
CLASS A
   Proceeds from sales of shares (415,396 and 1,352,113 shares, respectively)                         4,404,250       14,336,728
   Net asset value of shares issued from reinvestment of distributions
     (54,598 and 96,898 shares, respectively)                                                           577,921        1,025,910
   Cost of shares repurchased (581,756 and 631,018 shares, respectively)                             (6,187,186)      (6,682,881)
                                                                                                    -----------      -----------
Total                                                                                                (1,205,015)       8,679,757
                                                                                                    -----------      -----------
CLASS B
   Proceeds from sales of shares (73,742 and 50,502 shares, respectively)                               769,867          527,424
   Net asset value of shares issued from reinvestment of distributions
     (9,144 and 22,472 shares, respectively)                                                             95,005          234,221
   Cost of shares repurchased (89,922 and 339,531 shares, respectively)                                (936,660)      (3,535,857)
                                                                                                    -----------      -----------
Total                                                                                                   (71,788)      (2,774,212)
                                                                                                    -----------      -----------
CLASS C
   Proceeds from sales of shares (3,383 and 51,807 shares, respectively)                                 35,303          537,161
   Net asset value of shares issued from reinvestment of distributions
     (4,540 and 11,699 shares, respectively)                                                             47,301          122,066
   Cost of shares repurchased (117,066 and 149,275 shares, respectively)                             (1,221,752)      (1,562,404)
                                                                                                    -----------      -----------
Total                                                                                                (1,139,148)        (903,177)
                                                                                                    -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (5,362,867)       8,613,522
                                                                                                    -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (6,871,276)       8,343,225

NET ASSETS
   Beginning of period                                                                               80,544,593       72,201,368
                                                                                                    -----------      -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($126,447) AND $0, RESPECTIVELY]                                      $73,673,317      $80,544,593
                                                                                                    ===========      ===========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS X
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002(4)      2001       2000
Net asset value, beginning of period                    $10.73       $10.78        $10.39       $10.44       $10.16     $10.35
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.18         0.40          0.41         0.48         0.70       0.77
   Net realized and unrealized gain (loss)               (0.13)        0.08          0.46         0.12         0.26      (0.18)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.05         0.48          0.87         0.60         0.96       0.59
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.20)       (0.46)        (0.42)       (0.49)       (0.68)     (0.71)
   Distributions from net realized gains                 (0.06)       (0.07)        (0.06)       (0.16)          --      (0.07)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (0.26)       (0.53)        (0.48)       (0.65)       (0.68)     (0.78)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (0.21)       (0.05)         0.39        (0.05)        0.28      (0.19)
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                           10.52       $10.73        $10.78       $10.39       $10.44     $10.16
                                                        ======       ======        ======       ======       ======     ======
Total return                                              0.39%(5)     4.54%         8.57%        5.94%        9.84%      6.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $35,767      $39,476       $35,966      $48,606      $48,448    $39,981
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(3)                              0.88%(6)     0.80%         0.86%        0.83%        0.85%      0.91%
   Gross operating expenses                               0.88%(6)     0.80%         0.86%        0.83%        0.85%      1.13%
   Net investment income                                  3.38%(6)     3.72%         3.93%        4.75%        6.79%      7.67%
Portfolio turnover                                         104%(5)      136%          244%         410%         170%        74%

                                                                                         CLASS A
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002(4)      2001       2000
Net asset value, beginning of period                    $10.63       $10.68        $10.29       $10.37       $10.11     $10.29
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.16         0.36          0.38         0.44         0.67       0.75
   Net realized and unrealized gain (loss)               (0.12)        0.08          0.45         0.11         0.26      (0.18)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.04         0.44          0.83         0.55         0.93       0.57
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.18)       (0.42)        (0.38)       (0.47)       (0.67)     (0.68)
   Distributions from net realized gains                 (0.06)       (0.07)        (0.06)       (0.16)          --      (0.07)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (0.24)       (0.49)        (0.44)       (0.63)       (0.67)     (0.75)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (0.20)       (0.05)         0.39        (0.08)        0.26      (0.18)
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $10.43       $10.63        $10.68       $10.29       $10.37     $10.11
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                           0.24%(5)     4.33%         8.28%        5.50%        9.54%      5.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $28,114      $29,864       $21,263      $21,127      $15,376     $7,335
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(3)                              1.15%(6)     1.11%         1.15%        1.15%        1.16%      1.16%
   Gross operating expenses                               1.19%(6)     1.11%         1.21%        1.22%        1.27%      1.81%
   Net investment income                                  3.10%(6)     3.37%         3.65%        4.38%        6.42%      7.60%
Portfolio turnover                                         104%(5)      136%          244%         410%         170%        74%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) For the periods ended September 30, 2002, 2001 and 2000 for Class X and the periods ended September 30, 2001 and 2000 for Class A, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 4.80% to 4.75% and from 4.44% to 4.38% for Class X and Class A, respectively; to decrease net investment income (loss) per share from 0.49 to 0.48 per share and from 0.45 to 0.44 per share for Class X and Class A, respectively; and, to increase net realized and unrealized gain (loss) from 0.11 to 0.12 per share and from
    0.10 to 0.11 per share for Class X and Class A, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002(4)      2001       2000
Net asset value, beginning of period                    $10.44       $10.50        $10.13       $10.25       $10.04     $10.27
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.12         0.28          0.30         0.36         0.57       0.68
   Net realized and unrealized gain (loss)               (0.12)        0.08          0.44         0.11         0.28      (0.20)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.00         0.36          0.74         0.47         0.85       0.48
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.14)       (0.35)        (0.31)       (0.43)       (0.64)     (0.64)
   Distributions from net realized gains                 (0.06)       (0.07)        (0.06)       (0.16)          --      (0.07)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (0.20)       (0.42)        (0.37)       (0.59)       (0.64)     (0.71)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (0.20)       (0.06)         0.37        (0.12)        0.21      (0.23)
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $10.24       $10.44        $10.50       $10.13       $10.25     $10.04
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                          (0.16)%(5)    3.54%         7.43%        4.83%        8.67%      5.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $7,158       $7,375       $10,218      $10,093       $7,713     $3,086
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(3)                              1.90%(6)     1.90%         1.90%        1.90%        1.91%      1.91%
   Gross operating expenses                               2.29%(6)     2.07%         2.10%        2.16%        2.35%      3.08%
   Net investment income                                  2.35%(6)     2.69%         2.91%        3.63%        5.64%      6.83%
Portfolio turnover                                         104%(5)      136%          244%         410%         170%        74%

                                                                                         CLASS C
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002(4)      2001       2000
Net asset value, beginning of period                    $10.46       $10.52        $10.15       $10.26       $10.06     $10.27
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.12         0.28          0.30         0.36         0.58       0.69
   Net realized and unrealized gain (loss)               (0.12)        0.08          0.44         0.12         0.26      (0.20)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                    (0.00)        0.36          0.74         0.48         0.84       0.49
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.14)       (0.35)        (0.31)       (0.43)       (0.64)     (0.63)
   Distributions from net realized gains                 (0.06)       (0.07)        (0.06)       (0.16)          --      (0.07)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (0.20)       (0.42)        (0.37)       (0.59)       (0.64)     (0.70)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (0.20)       (0.06)         0.37        (0.11)        0.20      (0.21)
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $10.26       $10.46        $10.52       $10.15       $10.26     $10.06
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                          (0.16)%(5)    3.53%         7.42%        4.83%        8.65%      5.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $2,635       $3,829        $4,754       $5,052       $3,842     $1,957
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(3)                              1.90%(6)     1.90%         1.90%        1.90%        1.91%      1.91%
   Gross operating expenses                               2.75%(6)     2.37%         2.41%        2.50%        2.78%      4.08%
   Net investment income                                  2.37%(6)     2.64%         2.91%        3.63%        5.69%      6.88%
Portfolio turnover                                         104%(5)      136%          244%         410%         170%        74%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) For the periods ended September 30, 2001, and 2000 for Class B and Class C, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if the expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from 0.37 to
    0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from 0.10 to 0.11 per share and from 0.11 to 0.12 per share for Class B and Class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX-SENECA EQUITY INCOME FUND


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Equity Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                                 Beginning           Ending       Expenses Paid
  Equity Income Fund           Account Value     Account Value       During
        Class X             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,085.16         $8.01
Hypothetical (5% return
  before expenses)                 1,000.00          1,017.08          7.78

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.54%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
  Equity Income Fund           Account Value     Account Value       During
        Class A             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,079.87        $13.01
Hypothetical (5% return
  before expenses)                 1,000.00          1,012.20         12.66

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 2.51%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
  Equity Income Fund           Account Value     Account Value       During
        Class B             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,072.73        $19.64
Hypothetical (5% return
  before expenses)                 1,000.00          1,005.68         19.18

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 3.80%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
  Equity Income Fund           Account Value     Account Value       During
        Class C             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,072.89        $19.63
Hypothetical (5% return
  before expenses)                 1,000.00          1,005.69         19.17

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 3.80%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Seneca Equity Income Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/05
--------------------------------------------------------------------------------

As a percentage of total investments


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

               Regional Malls                               18%
               Apartments                                   17
               Office                                       14
               Shopping Centers                             13
               Industrials                                   8
               Diversified                                   8
               Other                                        22


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                          SHARES     VALUE
                                                          ------  -----------
DOMESTIC COMMON STOCKS--96.9%

REAL ESTATE INVESTMENT TRUSTS--85.7%

DIVERSIFIED--7.8%
Equity Lifestyle Properties, Inc. ....................     8,500  $   299,625
iStar Financial, Inc. ................................    14,080      579,814
Vornado Realty Trust .................................    19,650    1,361,156
-----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                   2,240,595
-----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--23.3%

INDUSTRIAL--7.9%
AMB Property Corp. ...................................    23,380      883,764
Prologis .............................................    37,170    1,379,007
                                                                  -----------
                                                                    2,262,771
                                                                  -----------
MIXED--1.9%
Duke Realty Corp. ....................................    18,490      551,927

OFFICE--13.5%
Boston Properties, Inc. ..............................    23,230    1,399,143
Equity Office Properties Trust .......................    22,965      691,935
Glenborough Realty Trust, Inc. .......................    13,000      248,560
Reckson Associates Realty Corp. ......................     9,680      297,176
Trizec Properties, Inc. ..............................    64,890    1,232,910
                                                                  -----------
                                                                    3,869,724
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             6,684,422
-----------------------------------------------------------------------------

LODGING/RESORTS--3.1%
Host Marriott Corp. ..................................    53,960      893,578


                                                          SHARES     VALUE
                                                          ------  -----------
MORTGAGE--2.8%

COMMERCIAL FINANCING--2.8%
RAIT Investment Trust ................................    10,460  $   280,537
Capital Trust, Inc. ..................................    15,410      511,304
-----------------------------------------------------------------------------
TOTAL MORTGAGE                                                        791,841
-----------------------------------------------------------------------------

RESIDENTIAL--17.1%

APARTMENTS--17.1%
Archstone-Smith Trust ................................    30,176    1,029,303
Avalonbay Communities, Inc. ..........................    15,250    1,020,072
BRE Properties, Inc. Class A .........................    11,000      388,300
Equity Residential Properties ........................    40,590    1,307,404
Essex Property Trust, Inc. ...........................     8,230      568,693
United Dominion Realty Trust, Inc. ...................    27,410      572,047
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   4,885,819
-----------------------------------------------------------------------------

RETAIL--31.6%

REGIONAL MALLS--18.2%
General Growth Properties, Inc. ......................    52,510    1,790,591
Macerich Co. (The) ...................................    13,600      724,608
Mills Corp. (The) ....................................    13,520      715,208
Simon Property Group, Inc. ...........................    27,415    1,660,801
Taubman Centers, Inc. ................................    11,500      319,010
                                                                  -----------
                                                                    5,210,218
                                                                  -----------

SHOPPING CENTERS--13.4%
Developers Diversified Realty Corp. ..................    22,490      893,977
Equity One, Inc. .....................................    20,080      413,447
Kimco Realty Corp. ...................................    19,910    1,073,149


                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund


                                                          SHARES     VALUE
                                                          ------  -----------
Regency Centers Corp. ................................    21,850  $ 1,040,716
Tanger Factory Outlet Centers, Inc. ..................    18,340      403,480
                                                                  -----------
                                                                    3,824,769
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL RETAIL                                                        9,034,987
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $21,420,716)                                      24,531,242
-----------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--7.4%
La Quinta Corp.(b) ...................................    73,460      624,410
Marriott International, Inc. Class A .................    11,020      736,797
Starwood Hotels & Resorts Worldwide, Inc. ............    12,400      744,372
(Identified cost $1,662,288)                                      -----------
                                                                    2,105,579
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.8%
Northstar Capital Investment Corp. 144A(b)(c)(d) .....    35,000      222,250
(Identified cost $720,625)

PACKAGED FOODS--3.0%
B&G Foods, Inc. ......................................    56,650      844,085
(Identified cost $860,121)

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $24,663,750)                                      27,703,156
-----------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS--1.0%

THRIFTS & MORTGAGE FINANCE--1.0%
Accredited Mortgage Loan REIT Trust Series A
Pfd 9.75% ............................................    11,360      296,496
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $289,540)                                            296,496
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $24,953,290)                                      27,999,652
-----------------------------------------------------------------------------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        --------  -----------
SHORT-TERM OBLIGATIONS--1.2%

REPURCHASE AGREEMENTS--1.2%
State Street Bank & Trust Co.
repurchase agreement,
1.10%, dated 3/31/05, due 4/1/05,
repurchase price $347,011
collateralized by U.S. Treasury Bond
5.50%, 8/15/28, market value $354,950. ...............      $347  $   347,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $347,000)                                            347,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $25,300,290)                                      28,346,652(a)
Other assets and liabilities, net--0.9%                               261,032
                                                                  -----------
NET ASSETS--100.0%                                                $28,607,684
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,771,833 and gross depreciation of $747,469 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $25,322,288.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 these securities amounted to a value of $222,250 or 0.8% of the net assets.
(d) Illiquid and restricted. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2005, this security amounted to a value of $222,250 or 0.8% of net assets. For acquisition information, please see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $25,300,290)                                    $28,346,652
Cash                                                                        823
Receivables
   Investment securities sold                                           587,264
   Dividends and interest                                               132,695
   Fund shares sold                                                       1,831
Prepaid expenses                                                         21,927
                                                                    -----------
     Total assets                                                    29,091,192
                                                                    -----------
LIABILITIES
Payables
   Fund shares repurchased                                              403,236
   Professional fees                                                     22,291
   Investment advisory fee                                               18,841
   Transfer agent fee                                                    15,000
   Trustees' fee                                                          5,824
   Financial agent fee                                                    4,306
   Distribution and service fees                                          3,406
Accrued expenses                                                         10,604
                                                                    -----------
     Total liabilities                                                  483,508
                                                                    -----------
NET ASSETS                                                          $28,607,684
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $24,647,601
Undistributed net investment income                                     143,197
Accumulated net realized gain                                           770,524
Net unrealized appreciation                                           3,046,362
                                                                    -----------
NET ASSETS                                                          $28,607,684
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $21,990,543)                   1,388,345
Net asset value and offering price per share                             $15.84

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $3,620,108)                      235,530
Net asset value per share                                                $15.37
Offering price per share $15.37/(1-5.75%)                                $16.31

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,554,454)                      102,465
Net asset value and offering price per share                             $15.17

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,442,579)                       94,800
Net asset value and offering price per share                             $15.22


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $  695,407
Interest                                                                  2,701
                                                                     ----------
     Total investment income                                            698,108
                                                                     ----------
EXPENSES
Investment advisory fee                                                 126,899
Service fees, Class A                                                     4,810
Distribution and service fees, Class B                                    8,421
Distribution and service fees, Class C                                    8,756
Financial agent fee                                                      23,898
Transfer agent                                                           40,285
Registration                                                             22,040
Professional                                                             19,181
Trustees                                                                 16,174
Printing                                                                  7,361
Custodian                                                                 5,750
Miscellaneous                                                            10,817
                                                                     ----------
     Total expenses                                                     294,392
     Less expenses reimbursed by investment adviser                      (6,940)
                                                                     ----------
     Net expenses                                                       287,452
                                                                     ----------
NET INVESTMENT INCOME                                                   410,656
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       1,041,212
Net change in unrealized appreciation (depreciation)
   on investments                                                       862,865
                                                                     ----------
NET GAIN ON INVESTMENTS                                               1,904,077
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,314,733
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    Six Months
                                                                                                      Ended
                                                                                                  March 31, 2005      Year Ended
                                                                                                    (Unaudited)   September 30, 2004
                                                                                                  --------------  ------------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $   410,656      $   391,468
   Net realized gain (loss)                                                                           1,041,212        5,177,598
   Net change in unrealized appreciation (depreciation)                                                 862,865         (811,137)
                                                                                                    -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        2,314,733        4,757,929
                                                                                                    -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                      (224,287)        (349,886)
   Net investment income, Class A                                                                       (29,420)         (24,019)
   Net investment income, Class B                                                                        (6,891)          (7,224)
   Net investment income, Class C                                                                        (6,861)         (10,339)
   Net realized short-term gains, Class X                                                              (446,048)        (672,432)
   Net realized short-term gains, Class A                                                               (84,456)        (115,104)
   Net realized short-term gains, Class B                                                               (37,180)         (37,074)
   Net realized short-term gains, Class C                                                               (38,963)         (50,200)
   Net realized long-term gains, Class X                                                             (2,590,697)        (674,051)
   Net realized long-term gains, Class A                                                               (490,438)        (122,621)
   Net realized long-term gains, Class B                                                               (215,391)         (52,569)
   Net realized long-term gains, Class C                                                               (226,302)         (76,238)
                                                                                                    -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (4,396,934)      (2,191,757)
                                                                                                    -----------      -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (39,362 and 123,094 shares, respectively)                              666,124        1,997,050
   Net asset value of shares issued from reinvestment of distributions
     (186,551 and 104,370 shares, respectively)                                                       3,208,705        1,661,083
   Cost of shares repurchased (83,503 and 144,988 shares, respectively)                              (1,449,787)      (2,357,172)
                                                                                                    -----------      -----------
Total                                                                                                 2,425,042        1,300,961
                                                                                                    -----------      -----------
CLASS A
   Proceeds from sales of shares (61,269 and 172,637 shares, respectively)                            1,043,648        2,771,123
   Net asset value of shares issued from reinvestment of distributions
     (34,747 and 16,080 shares, respectively)                                                           581,217          248,568
   Cost of shares repurchased (73,215 and 176,118 shares, respectively)                              (1,191,192)      (2,748,422)
                                                                                                    -----------      -----------
Total                                                                                                   433,673          271,269
                                                                                                    -----------      -----------
CLASS B
   Proceeds from sales of shares (21,758 and 33,517 shares, respectively)                               366,538          512,637
   Net asset value of shares issued from reinvestment of distributions
     (14,658 and 5,926 shares, respectively)                                                            242,481           90,831
   Cost of shares repurchased (26,120 and 22,581 shares, respectively)                                 (416,740)        (356,697)
                                                                                                    -----------      -----------
Total                                                                                                   192,279          246,771
                                                                                                    -----------      -----------
CLASS C
   Proceeds from sales of shares (3,822 and 30,267 shares, respectively)                                 64,225          478,558
   Net asset value of shares issued from reinvestment of distributions
     (14,027 and 8,072 shares, respectively)                                                            232,897          123,582
   Cost of shares repurchased (32,505 and 48,634 shares, respectively)                                 (520,115)        (752,864)
                                                                                                    -----------      -----------
Total                                                                                                  (222,993)        (150,724)
                                                                                                    -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                          2,828,001        1,668,277
                                                                                                    -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                745,800        4,234,449

NET ASSETS
   Beginning of period                                                                               27,861,884       23,627,435
                                                                                                    -----------      -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $143,197 AND $0, RESPECTIVELY]                                                              $28,607,684      $27,861,884
                                                                                                    ===========      ===========

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS X
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $16.89       $15.26        $12.07       $12.62       $11.89     $ 9.69
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.27         0.30          0.27         0.49         0.42       0.34
   Net realized and unrealized gain (loss)                1.36         2.78          3.46        (0.51)        0.69       2.35
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.63         3.08          3.73        (0.02)        1.11       2.69
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.16)       (0.30)        (0.26)       (0.53)       (0.38)     (0.49)
   Distributions from net realized gains                 (2.52)       (1.15)        (0.28)          --           --         --
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (2.68)       (1.45)        (0.54)       (0.53)       (0.38)     (0.49)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (1.05)        1.63          3.19        (0.55)        0.73       2.20
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $15.84       $16.89        $15.26       $12.07       $12.62     $11.89
                                                        ======       ======        ======       ======       ======     ======
Total return                                              8.52%(4)    21.04%        31.60%       (0.42)%       9.52%     29.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $21,991      $21,047       $17,754      $17,584      $17,349    $16,713
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (3)                             1.54%(5)     1.44%         1.62%        1.55 %       1.60%      1.79%
   Gross operating expenses                               1.54%(5)     1.44%         1.62%        1.55 %       1.60%      1.79%
   Net investment income                                  3.13%(5)     1.83%         2.06%        3.73 %       3.49%      3.35%
Portfolio turnover                                          18%(4)      156%           91%         111 %         40%        65%

                                                                                         CLASS A
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $16.50       $14.88        $11.78       $12.32       $11.67     $ 9.54
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.18         0.16          0.11         0.32         0.25       0.21
   Net realized and unrealized gain (loss)                1.34         2.70          3.36        (0.51)        0.67       2.30
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.52         2.86          3.47        (0.19)        0.92       2.51
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.13)       (0.11)        (0.12)       (0.35)       (0.27)     (0.38)
   Distributions from net realized gains                 (2.52)       (1.13)        (0.25)          --           --         --
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (2.65)       (1.24)        (0.37)       (0.35)       (0.27)     (0.38)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (1.13)        1.62          3.10        (0.54)        0.65       2.13
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $15.37       $16.50        $14.88       $11.78       $12.32     $11.67
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                           7.99%(4)    19.99%        29.90%       (1.73)%       7.96%     27.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $3,620       $3,511        $2,979       $2,515       $2,410     $1,437
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 2.51%(5)     2.32%         2.92%        2.83 %       3.05%      3.05%
   Gross operating expenses                               2.51%(5)     2.32%         2.92%        2.83 %       3.18%      4.28%
   Net investment income                                  2.19%(5)     1.01%         0.89%        2.50 %       2.11%      2.11%
Portfolio turnover                                          18%(4)      156%           91%         111 %         40%        65%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) For the periods ended September 30, 2003 and 2001 for Class X, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Equity Income Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $16.36       $14.84        $11.74       $12.28       $11.66     $ 9.55
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                        0.07        (0.08)        (0.01)        0.20         0.17       0.12
   Net realized and unrealized gain (loss)                1.33         2.69          3.36        (0.50)        0.65       2.31
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.40         2.61          3.35        (0.30)        0.82       2.43
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.07)       (0.08)        (0.07)       (0.24)       (0.20)     (0.32)
   Distributions from net realized gains                 (2.52)       (1.01)        (0.18)          --           --         --
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (2.59)       (1.09)        (0.25)       (0.24)       (0.20)     (0.32)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (1.19)        1.52          3.10        (0.54)        0.62       2.11
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $15.17       $16.36        $14.84       $11.74       $12.28     $11.66
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                           7.27%(4)    18.17 %       28.82 %      (2.63)%       7.21%     26.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $1,554       $1,508        $1,117         $987         $554       $287
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 3.80%(5)     3.80 %        3.80 %       3.80 %       3.81%(3)   3.80%
   Gross operating expenses                               4.27%(5)     4.13 %        5.61 %       6.17 %       9.33%     15.48%
   Net investment income (loss)                           0.87%(5)    (0.50)%       (0.09)%       1.59 %       1.43%      1.19%
Portfolio turnover                                          18%(4)      156 %          91 %        111 %         40%        65%

                                                                                         CLASS C
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $16.41       $14.85        $11.75       $12.28       $11.66     $ 9.55
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.07           --(6)      (0.02)        0.21         0.16       0.14
   Net realized and unrealized gain (loss)                1.33         2.65          3.37        (0.50)        0.66       2.29
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.40         2.65          3.35        (0.29)        0.82       2.43
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                  (0.07)       (0.08)        (0.07)       (0.24)       (0.20)     (0.32)
   Distributions from net realized gains                 (2.52)       (1.01)        (0.18)          --           --         --
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                 (2.59)       (1.09)        (0.25)       (0.24)       (0.20)     (0.32)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                (1.19)        1.56          3.10        (0.53)        0.62       2.11
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $15.22       $16.41        $14.85       $11.75       $12.28     $11.66
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                           7.29%(4)    18.45%        28.80 %      (2.47)%       7.12%     26.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $1,443       $1,796        $1,778       $1,175         $525       $329
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 3.80%(5)     3.64%         3.80 %       3.80 %       3.81%(3)   3.80%
   Gross operating expenses                               4.14%(5)     3.64%         4.58 %       6.10 %       9.18%     13.58%
   Net investment income (loss)                           0.85%(5)     0.01%        (0.18)%       1.63 %       1.38%      1.36%
Portfolio turnover                                          18%(4)      156%           91 %        111 %         40%        65%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) For the period ended September 30, 2001 for Class B and Class C, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.
(4) Not annualized.
(5) Annualized.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-SENECA MID-CAP "EDGE"SM FUND


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Mid-Cap "EDGE"SM Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                                 Beginning           Ending       Expenses Paid
 Mid-Cap "Edge"SM Fund         Account Value     Account Value       During
        Class X             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,122.27         $6.09
Hypothetical (5% return
  before expenses)                 1,000.00          1,019.05          5.81

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
 Mid-Cap "Edge"SM Fund         Account Value     Account Value       During
        Class A             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,120.68         $7.40
Hypothetical (5% return
  before expenses)                 1,000.00          1,017.80          7.06

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
 Mid-Cap "Edge"SM Fund         Account Value     Account Value       During
        Class B             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,116.76        $11.35
Hypothetical (5% return
  before expenses)                 1,000.00          1,014.00         10.86

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                 Beginning           Ending       Expenses Paid
 Mid-Cap "Edge"SM Fund         Account Value     Account Value       During
        Class C             September 30, 2004   March 31, 2005      Period*
-----------------------     ------------------   --------------   -------------
Actual                            $1,000.00         $1,116.76        $11.34
Hypothetical (5% return
  before expenses)                 1,000.00          1,014.02         10.85

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

              Information Technology                       37%
              Consumer Discretionary                       21
              Health Care                                  17
              Industrials                                   8
              Materials                                     6
              Telecommunication Services                    4
              Financials                                    2
              Other                                         5


                             SCHEDULEOF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                          SHARES     VALUE
                                                          ------  -----------
DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--3.9%
L-3 Communications Holdings, Inc. ....................    40,820  $ 2,899,036

APPAREL, ACCESSORIES & LUXURY GOODS--2.7%
Coach, Inc.(b) .......................................    35,830    2,029,053

ASSET MANAGEMENT & CUSTODY BANKS--2.5%
Investors Financial Services Corp. ...................    38,010    1,859,069

BIOTECHNOLOGY--3.0%
Genzyme Corp.(b) .....................................    39,590    2,266,132

CASINOS & GAMING--2.5%
Station Casinos, Inc. ................................    27,050    1,827,227

COMMODITY CHEMICALS--2.8%
Lyondell Chemical Co. ................................    74,350    2,075,852

COMMUNICATIONS EQUIPMENT--7.0%
Comverse Technology, Inc.(b) .........................   110,250    2,780,505
Juniper Networks, Inc.(b) ............................   109,900    2,424,394
                                                                  -----------
                                                                    5,204,899
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--3.0%
Network Appliance, Inc.(b) ...........................    82,200    2,273,652

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
Oshkosh Truck Corp. ..................................     9,000      737,910

DATA PROCESSING & OUTSOURCED SERVICES--7.2%
Alliance Data Systems Corp.(b) .......................    63,080    2,548,432
Global Payments, Inc. ................................    44,170    2,848,523
                                                                  -----------
                                                                    5,396,955
                                                                  -----------


                                                          SHARES     VALUE
                                                          ------  -----------
ELECTRONIC MANUFACTURING SERVICES--3.9%
Jabil Circuit, Inc.(b) ...............................   102,430  $ 2,921,304

HEALTH CARE EQUIPMENT--5.8%
Fisher Scientific International, Inc.(b) .............    38,000    2,162,960
Kinetic Concepts, Inc.(b) ............................    35,960    2,145,014
                                                                  -----------
                                                                    4,307,974
                                                                  -----------
HEALTH CARE SERVICES--5.6%
Caremark Rx, Inc.(b) .................................    52,140    2,074,129
Quest Diagnostics, Inc. ..............................    19,770    2,078,420
                                                                  -----------
                                                                    4,152,549
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--3.6%
Marriott International, Inc. Class A .................    40,140    2,683,760

INTERNET SOFTWARE & SERVICES--4.2%
VeriSign, Inc.(b) ....................................   109,880    3,153,556

MOVIES & ENTERTAINMENT--3.4%
DreamWorks Animation SKG, Inc. Class A(b) ............    62,900    2,560,659

PHARMACEUTICALS--3.1%
Sepracor, Inc.(b) ....................................    40,250    2,310,752

RESTAURANTS--2.8%
Darden Restaurants, Inc. .............................    69,050    2,118,454

SEMICONDUCTOR EQUIPMENT--1.9%
KLA-Tencor Corp.(b) ..................................    30,250    1,391,803

SEMICONDUCTORS--5.6%
Microchip Technology, Inc. ...........................    66,830    1,738,248
Xilinx, Inc. .........................................    82,950    2,424,629
                                                                  -----------
                                                                    4,162,877
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                          SHARES     VALUE
                                                          ------  -----------
SOFT DRINKS--2.4%
Coca-Cola Enterprises, Inc. ..........................    88,380  $ 1,813,558

SPECIALTY CHEMICALS--2.8%
Rohm & Haas Co. ......................................    43,810    2,102,880

SPECIALTY STORES--6.1%
Bed Bath & Beyond, Inc.(b) ...........................    49,900    1,823,346
Williams-Sonoma, Inc.(b) .............................    74,700    2,745,225
                                                                  -----------
                                                                    4,568,571
                                                                  -----------
SYSTEMS SOFTWARE--3.8%
Adobe Systems, Inc. ..................................    41,890    2,813,751

TRADING COMPANIES & DISTRIBUTORS--3.2%
Grainger (W.W.), Inc. ................................    38,850    2,419,190

WIRELESS TELECOMMUNICATION SERVICES--3.6%
Nextel Partners, Inc. Class A(b) .....................   121,760    2,673,850
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $61,929,881)                                      72,725,273
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $61,929,881)                                      72,725,273
-----------------------------------------------------------------------------


                                                           PAR
                                                          VALUE
                                                          (000)
                                                         -------
SHORT-TERM INVESTMENTS--3.9%

REPURCHASE AGREEMENTS--3.9%
State Street Bank and Trust Co.
repurchase agreement
1.10% dated 3/31/05, due 4/1/05
repurchase price $2,888,088
collateralized by U.S. Treasury Bond
6%, 2/15/26, market value $2,951,222. ................    $2,888  $ 2,888,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,888,000)                                        2,888,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $64,817,881)                                      75,613,273(a)

Other assets and liabilities, net--(1.3)%                            (978,725)
                                                                  -----------
NET ASSETS--100.0%                                                $74,634,548
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,871,456 and gross depreciation of $1,076,064 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $64,817,881.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MARCH31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $64,817,881)                                    $75,613,273
Cash                                                                        469
Receivables
   Fund shares sold                                                     173,489
   Dividends and interest                                                 7,559
   Prepaid expenses                                                      27,731
                                                                    -----------
     Total assets                                                    75,822,521
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                      735,995
   Fund shares repurchased                                              253,001
   Transfer agent fee                                                    51,836
   Investment advisory fee                                               48,137
   Distribution and service fees                                         33,732
   Financial agent fee                                                    7,025
   Trustees' fee                                                          5,824
Accrued expenses                                                         52,423
                                                                    -----------
     Total liabilities                                                1,187,973
                                                                    -----------
NET ASSETS                                                          $74,634,548
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $137,814,413
Accumulated net investment loss                                        (492,065)
Accumulated net realized loss                                       (73,483,192)
Net unrealized appreciation                                          10,795,392
                                                                    -----------
NET ASSETS                                                          $74,634,548
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $12,949,054)                     762,683
Net asset value and offering price per share                             $16.98

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $30,524,993)                   1,847,074
Net asset value per share                                                $16.53
Offering price per share $16.53/(1-5.75%)                                $17.54

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $16,784,668)                   1,076,644
Net asset value and offering price per share                             $15.59

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $14,375,833)                     922,142
Net asset value and offering price per share                             $15.59


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $   223,081
Interest                                                                  3,623
                                                                    -----------
     Total investment income                                            226,704
                                                                    -----------
EXPENSES
Investment advisory fee                                                 341,766
Service fees, Class A                                                    44,546
Distribution and service fees, Class B                                   91,124
Distribution and service fees, Class C                                   91,808
Financial agent fee                                                      40,605
Transfer agent                                                          130,259
Registration                                                             24,395
Printing                                                                 22,965
Trustees                                                                 22,854
Professional                                                             18,232
Custodian                                                                 4,720
Miscellaneous                                                            15,384
                                                                    -----------
     Total expenses                                                     848,658
     Less expenses reimbursed by investment adviser                    (129,889)
                                                                    -----------
     Net expenses                                                       718,769
                                                                    -----------
NET INVESTMENT LOSS                                                    (492,065)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       5,144,377
Net change in unrealized appreciation (depreciation)
   on investments                                                     5,688,759
                                                                    -----------
NET GAIN ON INVESTMENTS                                              10,833,136
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,341,071
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    Six Months
                                                                                                      Ended
                                                                                                  March 31, 2005      Year Ended
                                                                                                    (Unaudited)   September 30, 2004
                                                                                                  --------------  ------------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $   (492,065)    $ (1,437,068)
   Net realized gain (loss)                                                                           5,144,377        4,100,834
   Net change in unrealized appreciation (depreciation)                                               5,688,759          611,661
                                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       10,341,071        3,275,427
                                                                                                   ------------     ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (63,059 and 418,890 shares, respectively)                            1,055,708        6,763,471
   Cost of shares repurchased (199,634 and 729,650 shares, respectively)                             (3,204,880)     (11,616,620)
                                                                                                   ------------     ------------
Total                                                                                                (2,149,172)      (4,853,149)
                                                                                                   ------------     ------------
CLASS A
   Proceeds from sales of shares (133,624 and 638,034 shares, respectively)                           2,142,355        9,966,592
   Cost of shares repurchased (1,003,275 and 2,278,645 shares, respectively)                        (16,161,363)     (35,315,811)
                                                                                                   ------------     ------------
Total                                                                                               (14,019,008)     (25,349,219)
                                                                                                   ------------     ------------
CLASS B
   Proceeds from sales of shares (22,124 and 113,481 shares, respectively)                              329,338        1,682,816
   Cost of shares repurchased (278,486 and 522,593 shares, respectively)                             (4,244,641)      (7,548,596)
                                                                                                   ------------     ------------
Total                                                                                                (3,915,303)      (5,865,780)
                                                                                                   ------------     ------------
CLASS C
   Proceeds from sales of shares (8,716 and 176,158 shares, respectively)                               132,280        2,642,935
   Cost of shares repurchased (649,557 and 927,935 shares, respectively)                             (9,855,070)     (13,409,828)
                                                                                                   ------------     ------------
Total                                                                                                (9,722,790)     (10,766,893)
                                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        (29,806,273)     (46,835,041)
                                                                                                   ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                            (19,465,202)     (43,559,614)

NET ASSETS
   Beginning of period                                                                               94,099,750      137,659,364
                                                                                                   ------------     ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED NET INVESTMENT
     INCOME OF ($492,065) AND $0, RESPECTIVELY]                                                    $ 74,634,548     $ 94,099,750
                                                                                                   ============     ============

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS X
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $15.13       $14.88        $12.51       $15.70       $31.18     $17.78
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                       (0.05)       (0.09)        (0.11)       (0.13)       (0.14)     (0.19)
   Net realized and unrealized gain (loss)                1.90         0.34          2.48        (3.06)      (12.91)     15.65
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.85         0.25          2.37        (3.19)      (13.05)     15.46
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                 1.85         0.25          2.37        (3.19)      (15.48)     13.40
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $16.98       $15.13        $14.88       $12.51       $15.70     $31.18
                                                        ======       ======        ======       ======       ======     ======
Total return                                             12.23%(3)     1.68 %       18.94 %     (20.32)%     (44.25)%    91.81 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $12,949      $13,606       $18,005      $11,219      $14,198    $23,016
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 1.15%(4)     1.13 %        1.15 %       1.15 %       1.15 %     1.27 %
   Gross operating expenses                               1.32%(4)     1.13 %        1.24 %       1.24 %       1.22 %     1.43 %
   Net investment income (loss)                          (0.63)%(4)   (0.57)%       (0.77)%      (0.75)%      (0.61)%    (0.72)%
Portfolio turnover                                          35%(3)      200 %         164 %        135 %         96 %      124 %

                                                                                         CLASS A
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $14.75       $14.54        $12.25       $15.41       $30.75     $17.60
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                       (0.07)       (0.13)        (0.13)       (0.16)       (0.19)     (0.24)
   Net realized and unrealized gain (loss)                1.85         0.34          2.42        (3.00)      (12.72)     15.45
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.78         0.21          2.29        (3.16)      (12.91)     15.21
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                 1.78         0.21          2.29        (3.16)      (15.34)     13.15
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $16.53       $14.75        $14.54       $12.25       $15.41     $30.75
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                          12.07%(3)     1.44 %       18.69 %     (20.51)%     (44.42)%    91.30 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $30,525      $40,058       $63,365      $66,384      $66,411    $50,150
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 1.40%(4)     1.40 %        1.40 %       1.40 %       1.40 %     1.47 %
   Gross operating expenses                               1.73%(4)     1.51 %        1.55 %       1.46 %       1.40 %     1.59 %
   Net investment income (loss)                          (0.87)%(4)   (0.85)%       (1.01)%      (0.99)%      (0.86)%    (0.91)%
Portfolio turnover                                          35%(3)      200 %         164 %        135 %         96 %      124 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $13.96       $13.87        $11.78       $14.93       $30.09     $17.41
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                       (0.12)       (0.23)        (0.23)       (0.28)       (0.34)     (0.45)
   Net realized and unrealized gain (loss)                1.75         0.32          2.32        (2.87)      (12.39)     15.19
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.63         0.09          2.09        (3.15)      (12.73)     14.74
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                 1.63         0.09          2.09        (3.15)      (15.16)     12.68
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $15.59       $13.96        $13.87       $11.78       $14.93     $30.09
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                          11.68%(3)     0.65 %       17.74 %     (21.10)%     (44.83)%    89.49 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $16,785      $18,612       $24,172      $22,577      $23,519    $15,879
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 2.15%(4)     2.15 %        2.15 %       2.15 %       2.15 %     2.29 %
   Gross operating expenses                               2.53%(4)     2.36 %        2.46 %       2.43 %       2.34 %     2.70 %
   Net investment income (loss)                          (1.62)%(4)   (1.59)%       (1.76)%      (1.74)%      (1.61)%    (1.73)%
Portfolio turnover                                          35%(3)      200 %         164 %        135 %         96 %      124 %

                                                                                         CLASS C
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                   MARCH 31, 2005    -----------------------------------------------------------
                                                     (UNAUDITED)      2004          2003         2002         2001       2000
Net asset value, beginning of period                    $13.96       $13.88        $11.78       $14.93       $30.08     $17.40
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                       (0.12)       (0.23)        (0.22)       (0.28)       (0.34)     (0.45)
   Net realized and unrealized gain (loss)                1.75         0.31          2.32        (2.87)      (12.38)     15.19
                                                        ------       ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.63         0.08          2.10        (3.15)      (12.72)     14.74
                                                        ------       ------        ------       ------       ------     ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                    --           --            --           --        (2.43)     (2.06)
                                                        ------       ------        ------       ------       ------     ------
Change in net asset value                                 1.63         0.08          2.10        (3.15)      (15.15)     12.68
                                                        ------       ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                          $15.59       $13.96        $13.88       $11.78       $14.93     $30.08
                                                        ======       ======        ======       ======       ======     ======
Total return(2)                                          11.68%(3)     0.58 %       17.83 %     (21.10)%     (44.81)%    89.54 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $14,376      $21,823       $32,118      $31,317      $30,874    $18,218
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 2.15%(4)     2.15 %        2.15 %       2.15 %       2.15 %     2.25 %
   Gross operating expenses                               2.42%(4)     2.20 %        2.26 %       2.21 %       2.20 %     2.65 %
   Net investment income (loss)                          (1.61)%(4)   (1.60)%       (1.76)%      (1.74)%      (1.61)%    (1.68)%
Portfolio turnover                                          35%(3)      200 %         164 %        135 %         96 %      124 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)


1. ORGANIZATION
   Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, three Funds are offered for sale (each a "Fund"). Phoenix-Seneca Bond Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. Phoenix-Seneca Equity Income Fund is non-diversified and has an investment objective of high total return in both current income and long-term capital appreciation. Phoenix-Seneca Mid-Cap "EDGE"SM Fund is diversified and has an investment objective of capital appreciation.
   Each Fund offers Class X, Class A, Class B, and Class C shares. Class X shares are sold without a sales charge. Class A shares of Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Equity Income Fund and Mid-Cap "EDGE"SM Fund are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except for transfer agent and registration expenses which are unique to each class.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable, based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED) (CONTINUED)


E. REIT INVESTMENTS:
   With respect to the Equity Income Fund, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

G. REPURCHASE AGREEMENTS:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

J. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

K. INDEMNIFICATIONS:
   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                                        Adviser
                                                                          Fee
                                                                        -------
Bond Fund ...........................................................    0.50%
Equity Income Fund ..................................................    0.85%
Mid-Cap "EDGE"SM Fund ...............................................    0.80%

   The Adviser has voluntarily agreed to reimburse each Fund's operating expenses excluding interest, taxes and brokerage fees, commissions and extraordinary expenses, until January 31, 2006, to the extent that such expenses exceed the following percentages of average annual net assets.

                                       Class X    Class A    Class B    Class C
                                       -------    -------    -------    -------
Bond Fund ...........................   0.90%      1.15%       1.90%     1.90%
Equity Income Fund ..................   2.35%      3.05%       3.80%     3.80%
Mid-Cap "EDGE"SM Fund ...............   1.15%      1.40%       2.15%     2.15%

   The Adviser will not seek to recapture any prior years' reimbursed expenses or waived investment advisory fees. Seneca Capital Management LLC ("Seneca") is the subadviser to each of the Funds. Seneca is an indirect, wholly-owned subsidiary of PNX. For its services Seneca is paid a fee by the Adviser based upon

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED) (CONTINUED)


the following annual rates as a percentage of the average daily net assets of each Fund:

Bond Fund .............................................................  0.25%
Equity Income Fund ....................................................  0.425%
Mid-Cap "EDGE"SM Fund .................................................  0.40%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended March 31, 2005, as follows:

                                       Class A        Class B         Class C
                                     Net Selling     Deferred        Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------
Bond Fund ..........................   $  404         $ 7,409         $1,001
Equity Income Fund .................    1,229           2,809            110
Mid-Cap "EDGE"SM Fund ..............      667          54,921            428

In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset of each Fund. Certain minimum fees may apply. For the period ended March 31, 2005, the Trust incurred PEPCO financial agent fees totaling $102,895.
   PEPCO serves as the Trust's Transfer Agent with State Street
Bank and Trust Company serving as sub-transfer agent. For the period ended March 31, 2005, transfer agent fees were $217,187 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Bond Fund ......................................................          --
Equity Income Fund .............................................          --
Mid-Cap "EDGE"SM Fund ..........................................     $22,697

   At March 31, 2005, PNX and its affiliates, and the retirement plans of PNX and its affiliates, held shares of the Trust which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                         Shares         Value
                                                       ---------     -----------
Bond Fund
         Class A ...................................   1,678,737     $17,509,227
Equity Income Fund
         Class B ...................................      11,373         172,528
         Class C ...................................      11,372         173,082

4. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the period ended
March 31, 2005, (excluding U.S. Government and agency securities, short-term securities and options) were as follows:

                                                     Purchases          Sales
                                                    -----------      -----------
Bond Fund ........................................  $15,021,111      $26,995,150
Equity Income Fund ...............................    5,310,970        6,175,396
Mid-Cap "EDGE"SM Fund ............................   29,623,184       60,968,863

   Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2005, were as follows:

                                                     Purchases          Sales
                                                    -----------      -----------
Bond Fund ........................................  $58,760,195      $49,977,730

5. 10% SHAREHOLDERS
   As of March 31, 2005, certain Funds had single shareholder and omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding.

                                                    Number of        % of Shares
                                                     Accounts        Outstanding
                                                 -----------------   -----------
Bond Fund .....................................  2 Accounts              23.8%
Equity Income Fund ............................  1 Account               57.6%
Mid-Cap "EDGE"SM Fund .........................  1 Ominbus Account       10.2%

6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED) (CONTINUED)


   Certain funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.
   High yield-high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex and as a result, it may be more difficult for the Adviser to accurately predict risk.
   At March 31, 2005, the Bond Fund held $36,696,810 in investments issued by Federal Agencies comprising 49.8% of the total net assets of the Fund.

7. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
   At March 31, 2005, the Trust held the following restricted securities:

                                                          Market        % of
                             Acquisition   Acquisition     Value     Net Assets
Equity Income Fund              Date          Cost at     3/31/05    at 3/31/05
--------------------         -----------   -----------    -------    ----------
NorthStar Capital
   Investment Corp.
      Shares 20,000 ........   12/17/97     $400,000
      Shares 15,000 ........    3/24/98      320,625
                                            --------
                                            $720,625      $222,250      0.8%
                                            ========

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.

8. FEDERAL INCOME TAX INFORMATION
   The Trust has capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                Expiration Year
                               ----------------------------------------------
Fund                               2010             2011             Total
----                           -----------      -----------       -----------
Mid-Cap
  "EDGE"SM Fund                $38,911,392      $39,716,177       $78,627,569

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. SUBSEQUENT EVENT
   At March 31, 2005, the majority of the equity interests of Seneca Capital Management, LLC were owned by Phoenix Investment Partners, Ltd. an indirect, wholly-owned subsidiary of PNX. On May 2, 2005, The Phoenix Companies, Inc. announced that Seneca Capital Management, LLC had become an indirect wholly-owned subsidiary.

10. PROXY VOTING PROCEDURES
   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11. FORM N-Q INFORMATION
   Effective December 31, 2004, the Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

BOARD APPROVAL OF INVESTMENT ADVISORY
AND SUBADVISORY CONTRACTS
MARCH 31, 2005 (UNAUDITED)


BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENT

   The Board of Trustees (the "Board") is responsible for overseeing the performance of the Funds' Adviser and Subadviser and for determining whether to approve and renew the Funds' investment advisory and subadvisory agreements. In approving each agreement, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Funds. A report from the Adviser and the Subadviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.

INVESTMENT ADVISORY AGREEMENT

   With respect to the nature, quality and extent of the services provided, the Board regularly reviews (1) information comparing the performance of each Fund with a peer group of funds and a relevant market index, (2) the economic outlook and the general investment outlook in the markets in which the fund invests, including, the allocation of each Fund's brokerage commissions, and any allocations to affiliates, (3) the adviser's record of compliance with its investment policies and restrictions on personal securities transactions, (4) data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services, including soft dollar arrangements, to the Adviser, and the potential benefits derived by the Funds from such services, (5) sales and redemptions in respect to the Funds. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser.
   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. Additionally, the Board reviewed materials provided by the counsel to the independent directors and the Funds' chief legal officer. The Board concluded, upon review of the questionnaire responses, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Funds' management.
   The Board also reviewed materials describing the financial profitability of the Adviser. The materials included information about how costs are allocated across the mutual fund complex and matched to revenues, as well as the Advisers and Subadvisers' profit margin both overall and on a fund by fund basis. The Board noted that the Adviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.
   With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating to each Fund's fee structure, including a comparative analysis provided by an independent third party, of each Fund's management fee, 12b-1 fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale through a graduated fee schedule and whether those would be passed along to the Funds' shareholders , growth of the Funds, or other means, including any fee waivers by the Adviser and/or its affiliates.
   Following considerable deliberations, the Board found each Fund's management fees and 12b-1 fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party.
   The Board further noted that although the Mid-Cap "EDGE"SM Fund's total expenses were also within acceptable range, the total expenses of the Bond Fund and the Equity Income Fund were relatively higher than the peer group median. In the case of the Seneca Bond Fund, the Board observed that other funds within the peer group had varying degrees of fee waivers applied. The Board recognized that for smaller funds, waivers may be in place to offset fixed costs until a fund is larger. These fixed costs are typically found in the non-management expense category. The board considered the impact of waivers on peer fund expense ratios, and the fact that this fund was among the smallest in the group, and determined that non-management expenses did not appear to be unreasonable. A similar review of the Equity Income Fund resulted in the same conclusion. The Board also noted that both funds have classes that are quite small and that class expenses could be higher as a result. The Board found no evidence of material or systemic compliance violations by the Adviser in its management of the Fund. The Board noted that the Bond Fund had demonstrated outstanding performance over a one, three and five year period. They found the performance of the Equity Income Fund and the Mid-Cap "EDGE"SM Fund to be at unacceptable levels. Management responded that it had been working with Seneca, the Subadviser, to implement changes designed to improve performance, and that Seneca had in fact recently made a change to its sell discipline at the firm. Management stated that it would consider additional changes if performance did not improve. The Board determined to monitor closely the performance of these Funds and advised Management that they would expect to see improvement in future periods. The Board concluded that the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds to be fair and reasonable. In drawing this conclusion, the Board considered the voluntary waiver of advisory and other fees to prevent total fund expenses from exceeding a specified cap.

BOARD APPROVAL OF INVESTMENT ADVISORY
AND SUBADVISORY CONTRACTS
MARCH 31, 2005 (UNAUDITED) (CONTINUED)


SUBADVISORY AGREEMENT

   With respect to the nature, quality and extent of the services provided, the Board regularly reviews, (1) information comparing the performance of each Fund with a peer group of funds and a relevant market index, (2) the economic outlook and the general investment outlook in the markets in which the fund invests, including the allocation of each Fund's brokerage commissions, including any allocations to affiliates, (3) the Subadviser's record of compliance with its investment policies and restrictions on personal securities transactions, (4) data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Subadviser's use of brokers or dealers in fund transactions that provide research and other services, including soft dollar arrangements, to the Subadviser and the potential benefits derived by the Funds from such services, (5) sales and redemptions in respect to the Funds. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Subadviser.
   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Subadviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. Additionally, the Board reviewed materials provided by the counsel to the Independent Trustees and the Funds' chief legal officer. The Board concluded, upon review of the questionnaire responses, that the Subadviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Subadviser had no systemic legal or compliance problems that would interfere with the Funds' management.
   The Board also reviewed materials describing the financial profitability of the Subadviser. The materials included information about how costs are allocated across the mutual fund complex, and matched to revenues and the Subadviser's profit margin both overall and fund by fund. The Board noted that the Subadviser had not profited at the level compared to the industry, or to the extent that the Phoenix corporate board, would expect; however, the Subadviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.
   With respect to the overall fairness of the subadvisory agreement, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis provided by an independent third party, of each Fund's management fee, total expenses and 12b-1 fees with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule, growth of the Funds, or other means, including any fee waivers by the Adviser and/or its affiliates.
   Following considerable deliberations, the Board found the Fund's subadvisory fee to be reasonable. Additionally, the Board found no evidence of material or systemic compliance violations by the Subadviser in its management of the Fund. The Board noted that the Bond Fund had demonstrated outstanding performance over a one, three and five year period. They found the performance of the Equity Income Fund and the Mid-Cap "EDGE"SM Fund to be at unacceptable levels. Management responded that it had been working with Seneca, the Subadviser, to implement changes designed to improve performance, and that Seneca had in fact recently made a change to its sell discipline at the firm. Management stated that it would consider additional changes if performance did not improve. The Board determined to monitor closely the performance of these Funds and advised Management that they would expect to see improvement in future periods. The Board concluded that the costs of the services provided and the profits realized by the Subadviser from its relationship with the Fund to be fair and reasonable. In drawing this conclusion, the Board also considered the voluntary waiver of advisory and other fees by the Adviser to prevent total fund expenses from exceeding a specified cap.

EACH ADVISORY AND SUBADVISORY AGREEMENT

   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement and the subadvisory agreement. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.
   In connection with their deliberations, the Independent Trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

                         RESULTS OF SHAREHOLDER MEETING
                                 MARCH 31, 2005

   A Special Meeting of Shareholders of The Phoenix-Seneca Funds was held on February 15, 2005 to approve the following matters:
      1. Reconstitute the Board of Trustees and to elect fourteen Trustees to such Board.
      2. Ratify selection of PricewaterhouseCoopers LLP, as the Independent Registered Public Accounting Firm for the fiscal year ending September 30, 2005.
   On the record date of January 3, 2005, for The Phoenix-Seneca Funds, there were 195,951,604 eligible units representing 14,523,795 shares issued and outstanding. 72.66% of the eligible units and entitled to vote were present by proxy.

   NUMBER OF VOTES:
      1. Election of Trustees

                                                           For         Withheld
                                                       -----------    ----------
E. Virgil Conway                                       104,550,106    37,831,431
Harry Dalzell-Payne                                    104,550,106    37,831,431
S. Leland Dill                                         104,544,550    37,836,986
Francis E. Jeffries                                    105,548,020    37,833,516
Leroy Keith, Jr.                                       104,549,605    37,831,932
Marilyn E. LaMarche                                    104,550,106    37,831,431
Philip R. McLoughlin                                   104,549,467    37,832,070
Geraldine M. McNamara                                  104,549,467    37,832,070
Everett L. Morris                                      104,549,467    37,832,070
James M. Oates                                         104,549,605    37,831,932
Donald B. Romans                                       104,550,106    37,831,431
Richard E. Segerson                                    104,544,550    37,836,986
Ferdinand L. J. Verdonck                               104,544,550    37,836,986
Lowell P. Weicker, Jr                                  104,549,605    37,831,932

      2. PricewaterhouseCoopers LLP

                                             For           Against      Abstain
                                         -----------       -------    ----------
                                         104,202,378       310,713    37,868,446

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         41       Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC   2000.                         Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                           Macy, Jr. Foundation (Honorary) (2004-present), Pace University
New York, NY 10178                                        (Director/Trustee Emeritus) (2003-present), Greater New York Councils, Boy
DOB: 8/2/29                                               Scouts of America (1985-present), The Academy of Political Science (Vice
                                                          Chairman) (1985-present), Urstadt Biddle Property Corp. (1989-present),
                                                          Colgate University (Trustee Emeritus) (since 2004). Director/Trustee, The
                                                          Harlem Youth Development Foundation, (Chairman) (1998-2002), Metropolitan
                                                          Transportation Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                          Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                          Insurance Company (1974-2002), Centennial Insurance Company (1974-2002),
                                                          Union Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                          Fund (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                          University (1978-2003), New York Housing Partnership Development Corp.
                                                          (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         41       Currently retired. Trustee/Director, Phoenix Funds Complex (1988-present).
The Flat, Elmore Court      1999.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since         39       Currently retired. Trustee, Phoenix Funds Complex (1989-present). Trustee,
7721 Blue Heron Way         2005.                         Scudder Investments (33 portfolios) (1986-present). Director, Coutts & Co.
West Palm Beach, FL 33412                                 Trust Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000) and
DOB: 3/28/30                                              Coutts & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         41       Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    2005.                         Trustee/Director, Phoenix Funds Complex (1995-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         39       Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.   2005.                         Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix Funds
736 Market Street,                                        Complex (1980-present). Chairman (1998 to 2000) and Chief Executive
Ste. 1430                                                 Officer (1995-1998), Carson Products Company (cosmetics).
Chattanooga, TN 37402
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since         41       Managing Director, U.S. Trust Company of New York (private bank) (1982-
U.S. Trust Company of       2001.                         present). Trustee/Director, Phoenix Funds Complex (2001-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris           Served since         41       Currently retired. Trustee/Director, Phoenix Funds Complex (1995-present).
164 Laird Road              2000.                         Director, W.H. Reaves and Company (2004-present). Vice President, W.H.
Colts Neck, NJ 07722                                      Reaves and Company (investment management) (1993-2003).
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates              Served since         39       Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets, Inc.)
c/o Northeast Partners      2005.                         (financial services) (1997-present). Managing Director Wydown Group
150 Federal Street,                                       (consulting firm) (1994-present). Director, Investors Financial Service
Suite 1000                                                Corporation (1995-present), Investors Bank & Trust Corporation
Boston, MA 02110                                          (1995-present), Stifel Financial (1996-present), Connecticut River Bancorp
DOB: 5/31/46                                              (1998-present), Connecticut River Bank (1999-present), Trust Company of
                                                          New Hampshire (2002-present). Chairman, Emerson Investment Management,
                                                          Inc. (2000-present). Vice Chairman, Massachusetts Housing Partnership
                                                          (1994-1999). Director/Trustee, John Hancock Trust (2004-present), Blue
                                                          Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                          (1991-2000) and Command Systems, Inc. (1998-2000), Phoenix Investment
                                                          Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com, Plymouth
                                                          Rubber Co. (1995-2003). Director and Treasurer, Endowment for Health, Inc.
                                                          (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans            Served since         39       Currently retired. President, Romans & Company (private investors and
39 S. Sheridan Road         2005.                         financial consultants) (1987-2003). Trustee/Director, Phoenix Funds
Lake Forest, IL 60045                                     Complex (1985- present). Trustee, Burnham Investors Trust (5 portfolios)
DOB: 4/22/31                                              (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since         39       Managing Director, Northway Management Company (1998-present).
Northway Management         2005.                         Trustee/Director, Phoenix Funds Complex (1988-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since         39       Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds Complex
Nederpolder, 7              2005.                         (2004-present). Director EASDAQ (Chairman), The Fleming Continental
B-9000 Gent, Belgium                                      European Investment Trust, Groupe SNEF, Degussa Antwerpen N.V., Santens
DOB: 7/30/42                                              N.V. Managing Director, Almanij N.V. (1992-2003); Director, KBC Bank and
                                                          Insurance Holding Company (Euronext) (1992-2003), KBC Bank (1992-2003),
                                                          KBC Insurance (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                          Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                          (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch
                                                          Chamber of Commerce for Belgium and Luxemburg, Phoenix Investment
                                                          Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.      Served since         39       Director, Medallion Financial New York (2003-present), Compuware (1996-
7 Little Point Street       2005.                         present), WWF, Inc. (2000-present). President, The Trust for America's
Essex, CT 06426                                           Health (non-profit) (2001-present). (Trustee/Director), Phoenix Funds
DOB: 5/16/31                                              Complex (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                          (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche       Served since         39       Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  Lazard Freres & Co. LLC   2005.                         Trustee/Director, Phoenix Funds Complex (2002-present). Director, The
  30 Rockefeller Plaza,                                   Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
  59th Floor                                              (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin      Served since         63       Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund
  DOB: 10/23/46             1999.                         (1991-present). Management Consultant (2002-2004), Chairman (1997-2002),
                                                          Chief Executive Officer (1995-2002), Director (1995-2002) and Vice
                                                          Chairman (1995-1997), Phoenix Investment Partners, Ltd. Director and
                                                          Executive Vice President, The Phoenix Companies, Inc. (2000-2002).
                                                          Director (1994-2002) and Executive Vice President, Investments
                                                          (1987-2002), Phoenix Life Insurance Company. Director (1983-2002) and
                                                          Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                          (1982-2002) and President (1990-2000), Phoenix Equity Planning
                                                          Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                          (2001-2002). Director (2001-2002) and President (April 2002-September
                                                          2002), Phoenix Investment Management Company. Director and Executive Vice
                                                          President, Phoenix Life and Annuity Company (1996-2002). Director
                                                          (1995-2000) and Executive Vice President (1994-2002) and Chief Investment
                                                          Counsel (1994-2002), PHL Variable Insurance Company. Director, Phoenix
                                                          National Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                          President (1986-2002) and Executive Vice President (2002-2002), PM
                                                          Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                          Director (1992-2002) and President (1993-1994), W.S. Griffith Securities,
                                                          Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
   Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci            President since 2004.         Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                              (wealth management) (since 2003). President and Chief Executive Officer,
                                                          Phoenix Investment Partners, Ltd. (since 2003). President, certain Funds within the Phoenix Fund Complex (2004-present), President and Chief
                                                          Executive Officer of North American investment operations, Pioneer
                                                          Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                          Management Group (2000-2001), Executive Vice President of Distribution and
                                                          Marketing for U.S. institutional services business (1998-2000) and
                                                          Executive Vice President of Distribution and Marketing for Fidelity Canada
                                                          (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward           Executive Vice President      Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64                since 2004.                   Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief
                                                          Operating Officer, Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                          President, Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                          Phoenix Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                          Investment Partners, Ltd. (2001-2002). Assistant Controller, Phoenix
                                                          Investment Partners, Ltd. (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President         Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62                since 2004.                   President, Chief Administrative Officer, Private Client Group (1999-2003),
                                                          Phoenix Investment Partners, Ltd. Senior Vice President, certain funds within the Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley          Chief Financial Officer       Second Vice President, Fund Control and Tax, Phoenix Equity Planning
DOB: 3/2/72                 and Treasurer since 2005.     Corporation (2004-present). Chief Financial Officer and Treasurer or
                                                          Assistant Treasurer of certain funds within the Phoenix Fund Complex
                                                          (2004-present). Senior Manager (2002-2004), Manager (2000-2002), Audit,
                                                          Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Secretary and                 Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row            Chief Legal Officer           2005-present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102          since 2005.                   of certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/3/54                                               Compliance Officer of Investments and Counsel, Travelers Life and Annuity
                                                          Company (January 2005-May 2005). Assistant General Counsel, The Hartford
                                                          Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jefferies
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman of the Board
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Chief Legal Officer
   and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
  IMPORTANT NOTICE TO SHAREHOLDERS
  The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1140A                                                                    5-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    Phoenix-Seneca Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date        June 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date        June 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Treasurer and Chief
                           Financial Officer
                           (principal financial officer)

Date        June 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.